Nature of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 – NATURE OF BUSINESS

Company Overview

Promet Therapeutics, LLC (“Promet”), a Delaware limited liability company, was a private company founded on August 31, 2015 (inception). On October 2, 2017, Heatwurx, Inc. (“Heatwurx”), a nonoperating public shell corporation, entered into an Asset Purchase Agreement with Promet and Heatwurx’s wholly-owned subsidiary, Processa Therapeutics LLC (“Processa”), a Delaware limited liability company, and closed on this agreement effective October 4, 2017. Under this agreement, Heatwurx acquired the assets and assumed all the liabilities of Promet, in exchange for 222,217,112 shares of the common stock of Heatwurx, which, at the closing, constituted 90% of the Company’s issued and outstanding common stock on a fully diluted basis accounted for as a tax-free contribution under Internal Revenue Code Section 351. Immediately following the closing, there were 246,907,902 shares of common stock issued and outstanding, of which the prior Heatwurx shareholders own 24,690,790 shares after giving effect to 13,673,402 shares issued for Heatwurx’s Series D Preferred stock and existing debt that converted into common stock prior to closing of the asset purchase transaction. At the closing, Heatwurx assigned to Processa the assets and operations of Promet that constitutes the operating business of Promet. Authorized capital stock consists of 350,000,000 shares of $0.0001 par value common stock and 10,000,000 shares of $0.0001 par value preferred stock.

The closing of the Asset Purchase Agreement on October 4, 2017 resulted in a change in control of Heatwurx by Promet (see Note 3). The Heatwurx executive management, officers and directors resigned and Promet executive management, officers and directors were appointed. Following the closing, Heatwurx changed its trading symbol from “HUWX” to “PCSA” on the OTC Pink exchange effective as of October 10, 2017. Heatwurx changed its name to Processa Pharmaceuticals, Inc. (the “Company”) and authorized a one-for-seven exchange, or reverse split, of its shares effective October 23, 2017. On December 8, 2017, the Company received approval from the Financial Industry Regulatory Authority to implement the one-for-seven reverse split in trading markets. As a result, the consolidated financial statements have been retrospectively adjusted to reflect shares outstanding after the one-for-seven reverse split. Following the asset purchase transaction, the Company abandoned Heatwurx’s prior business plan and is now only pursuing Promet’s proposed business with a focus on developing drugs to treat patients that have a high unmet medical need.

As a result of the above, these consolidated financial statements represent Promet as the accounting acquirer (legal acquiree) and Processa Pharmaceuticals, Inc. from October 4, 2017 forward as the accounting acquiree (legal acquirer) and the legal capital stock (number and type of equity interests issued) is that of Heatwurx, which subsequently changed its name to Processa Pharmaceuticals, Inc., the legal parent, in accordance with guidance on reverse acquisitions accounted for as a capital transaction instead of a business combination (See Note 2 – Basis of Presentation and Earnings Per Share and Note 3 – Reverse Acquisition).

All references to the “Company” and Processa Pharmaceuticals, Inc. refer to Heatwurx, Inc., Processa Therapeutics, LLC, and Promet Therapeutics, LLC, which was assigned at acquisition to Processa Therapeutics, LLC.

Description of Business

We are an emerging clinical stage biopharmaceutical company focused on the development of drug products that are intended to provide treatment for and improve the survival and/or quality of life of patients who have a high unmet medical need condition or who have no alternative treatment. Within this group of pharmaceutical products, we currently are developing one product for two indications (i.e., the use of a drug to treat a particular disease) and searching for additional products for our portfolio. Our operations are performed in the state of Maryland and are still in the organizational and research and development phase of operations. As a result, we have a limited operating history and only a preliminary business plan from which investors may evaluate our future prospects. We have not had any sources of revenue from inception through December 31, 2017 and have a history of operating losses from operations.

As of December 31, 2017, the Company had an accumulated deficit of approximately $3.859 million incurred over approximately 28 months of its existence. Our current capital is insufficient to fully fund our total business plan and the development of our planned product candidates. Our ability to achieve revenue-generating operations and, ultimately, achieve profitability will depend on whether we can obtain additional capital when we need it, complete the development of our technology, receive regulatory approval of our planned product candidates and find strategic collaborators that can incorporate our planned product candidates into new or existing drugs which can be successfully commercialized. There can be no assurance that we will ever generate revenues or achieve profitability.

Recent Developments

On or about October 4, 2017, the Company received $1.25 million from the first tranche of Senior Convertible Notes that are expected to convert into securities of the Company that are placed in the next placement round at a price that will not be greater than 90% of the offering price in that placement (See Note 6). This first tranche was from current Heatwurx and Promet shareholders. On November 21, 2017, an additional tranche of $1,330,000 of Senior Convertible Notes was issued to third party accredited investors. We are in the process of raising additional funds by potentially selling additional Senior Convertible Notes, convertible loans or other securities. No assurance however can be given that the Company will be successful in doing so.

On October 4, 2017, the Company and CoNCERT Pharmaceuticals Inc. (“CoNCERT”) entered into an exclusive option and license agreement for the CTP-499 compound. However, under the terms of this agreement, if the Company fails to meet the conditions set forth in the agreement, which include a requirement for us to have not less than $8 million in funding for the support of the drug as defined within the agreement, or if the Company elects not to exercise the option, then the product reverts back to ownership by CoNCERT. Since CPT-499 is currently our drug product lead candidate, should we lose our rights to CTP-499, our planned growth and business plan would be materially and adversely affected. On March 19, 2018, we modified the Option and License Agreement with CoNCERT effective January 2018 (see Notes 10 and 14), which enabled us to exercise our option to license the CoNCERT patent rights and know-how to develop and commercialize compounds (CTP-499 and each metabolite thereof) and products, as defined in the agreement.

Status as an Emerging Growth Company

We are an “emerging growth company” as that term is defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (i.e., those that have not had a registration statement declared effective under the Securities Act of 1933, as amended (the “Securities Act”), or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with such new or revised financial accounting standards.

The JOBS Act also provides that an emerging growth company can elect to opt out of the extended transition period provided by Section 102(b)(1) of the JOBS Act and comply with the requirements that apply to nonemerging growth companies, but any such election to opt out is irrevocable. We may still take advantage of all of the other provisions of the JOBS Act, which include, but are not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, the reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements and the exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.